Note 7 - Risk Management -Liquidity Risk - Contractual Maturities - Amount Issued By LMU (Details) - 12 months ended Dec. 31, 2018 € in Millions, $ in Millions, $ in Millions	EUR (€)	MXN ($)	USD ($)
BBVA Eurozone Member [Member] | Senior Non Preferred SNP [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued | €	€ 1,500
BBVA Eurozone Member [Member] | Green Bond SNP [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued | €	1,000
BBVA Eurozone Member [Member] | AT1 [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued | €	1,000
BBVA Eurozone Member [Member] | T2 [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued			$ 300
BBVA Eurozone Member [Member] | Total [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued | €	€ 3,500
Retail Nature of the Funding Structure	In the Euro Liquidity Management Unit (LMU), solid liquidity and funding situation, where activity has continued to generate liquidity through the decrease of Credit Gap. In addition, during 2018 the Euro LMU made 3 issues in the public market for €3,500 million; Senior Non Preferred (“SNP”) at 5 years for €1,500 million, Green bond SNP at 7 years for €1,000 million and AT1 for €1,000 million, which have allowed it to obtain long-term funding at favorable price conditions. These public operations have been complemented by a private issue T2 for USD 300 million.
BBVA Bancomer [Member] | Tier II [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued			1,000
BBVA Bancomer [Member] | Total [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued		$ 7,000
Retail Nature of the Funding Structure	In Mexico, sound liquidity position despite the market volatility, the Credit Gap has increased in 2018 due to a minor increase in deposits mainly because of the outflows of non-profitable USD deposits. During the financial year 2018, BBVA Bancomer made a local Tier II issuance on international markets for USD 1,000 million as well as an issuance on the local market for 7,000 million of Mexican pesos in 2 tranches: at 3 and 5 years, being the 3 years tranche the first Green Bond issued by a private bank.
Compass [Member] | Senior Debt [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued			1,150
Compass [Member] | Total [Member]
Disclosure Of Amounts Issued By LMU Line Items
Retail Nature of the Funding Structure	In the United States, the containment of the cost of liabilities has led to a slightly increase in the credit gap. During the financial year 2018, BBVA Compass successfully issued 3 year senior debt for USD 1,150 million.
Garanti Bank In Local Currency [Member] | Green Bond SNP [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued			75
Garanti Bank In Local Currency [Member] | Loans [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued			2,300
Garanti Bank In Local Currency [Member] | Diversified Payment Rights [Member]
Disclosure Of Amounts Issued By LMU Line Items
Bonds Issued			$ 375
Garanti Bank In Local Currency [Member] | Total [Member]
Disclosure Of Amounts Issued By LMU Line Items
Retail Nature of the Funding Structure	In Turkey an adequate liquidity situation is maintained, after having been affected by the currency volatility at the beginning of the second semester. Despite this, Garanti showed a good performance with the roll-over of the 2018 maturities of corporate funding. The main operations during the year were two syndicated loans for USD 2,300 million, the first Green Bond at 6 years for USD 75 million and future flows securitization (Diversified Payment Rights) for USD 375 million at 7 years.
Retail Nature [Member] | Total [Member]
Disclosure Of Amounts Issued By LMU Line Items
Retail Nature of the Funding Structure	The matrix shows the retail nature of the funding structure, with a loan portfolio being mostly funded by customer deposits (66%). On the outflows side of the matrix, the “demand” maturity bucket mainly contains the retail customer sight accounts whose behavior historically showed a high level of stability and little concentration. According to a behavior analysis which is done every year in every entity, this type of account is considered to be stable and for liquidity risk purposes, it is estimated that 78% have a maturity of more than 5 years.